Changebridge Select Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.1%
Consumer Discretionary Products — 5.2%
indie Semiconductor, Inc. - Class A (a)	25,000	$199,250
The Lovesac Co. (a)	4,832	124,376
		323,626
Consumer Discretionary Services — 18.2%
2U, Inc. (a)	17,927	154,710
Arcos Dorados Holdings, Inc. - Class A (b)	22,251	189,134
Bowlero Corp. (a)	14,591	200,626
Luckin Coffee, Inc. - ADR (a)(b)	6,397	153,848
Playa Hotels & Resorts NV (a)(b)	29,966	227,142
Service Corp. International	2,780	206,137
		1,131,597
Consumer Staple Products — 3.8%
The Estee Lauder Cos., Inc. - Class A	850	235,518

Health Care — 8.5%
Humacyte, Inc. (a)	54,584	143,556
The Joint Corp. (a)	11,716	212,880
TransMedics Group, Inc. (a)	2,717	171,225
		527,661
Industrial Products — 3.6%
Blue Bird Corp. (a)	4,006	58,087
Chart Industries, Inc. (a)	1,226	164,259
		222,346
Industrial Services — 12.8%
BrightView Holdings, Inc. (a)	23,680	188,256
Rollins, Inc.	5,069	184,511
SP Plus Corp. (a)	5,883	221,848
Sterling Infrastructure, Inc. (a)	5,571	202,729
		797,344
Insurance — 1.3%
Tokio Marine Holdings, Inc. - ADR (a)(b)	3,900	81,588

Materials — 5.0%
B2Gold Corp. (b)	40,000	158,800
Boliden AB - ADR (b)	1,700	151,929
		310,729
Oil & Gas — 13.2%
Chesapeake Energy Corp.	1,454	126,091
Civeo Corp. (a)(b)	6,074	208,034
Denbury, Inc. (a)	1,365	118,455
Helix Energy Solutions Group, Inc. (a)	16,437	130,345
PDC Energy, Inc.	661	44,770
TechnipFMC PLC (a)(b)	13,836	192,182
		819,877
Retail & Wholesale - Discretionary — 17.2%
Academy Sports & Outdoors, Inc.	2,783	162,583
Alibaba Group Holding, Ltd. - ADR (a)(b)	1,143	125,959
Coupang, Inc. (a)	10,800	182,412
Floor & Decor Holdings, Inc. - Class A (a)	1,700	154,309
JD.com, Inc. - ADR (b)	2,200	130,966
MercadoLibre, Inc. (a)	158	186,707
Pinduoduo, Inc. - ADR (a)(b)	1,300	127,374
		1,070,310
Software & Technology Services — 5.3%
PagSeguro Digital, Ltd. - Class A (a)(b)	13,000	131,170
StoneCo., Ltd. - Class A (a)(b)	17,600	196,416
		327,586
TOTAL COMMON STOCKS (Cost $5,026,166)		5,848,182

MONEY MARKET FUNDS — 3.4%
First American Government Obligations Fund - Class X, 4.14% (c)	211,033	211,033
TOTAL MONEY MARKET FUNDS (Cost $211,033)		211,033

TOTAL INVESTMENTS (Cost $5,237,199) — 97.5%		6,059,215
Other assets and liabilities, net — 2.5%		158,536
NET ASSETS — 100.0%		$6,217,751

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,848,182	$-	$-	$5,848,182
Money Market Funds	211,033	-	-	211,033
Total Investments - Assets	$6,059,215	$-	$-	$6,059,215

* See the Schedules of Investments and Securities Sold Short for industry classifications.